Variable Interest Entities (Details Narrative) (10-K) - USD ($)			12 Months Ended
	May 20, 2020	May 20, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Stock issued during period, value				$ 2,039,303
Share Exchange Agreement [Member] | Graphene Holdings, LLC [Member]
Stock issued during period, shares	50,000	50,000
Fair value of treated distribution	$ 699,000
Stock issued during period, value	$ 200,000	$ 200,000
Share Exchange Agreement [Member] | Graphene Holdings, LLC [Member] | Minimum [Member]
Stock issued during period, shares	200,000	200,000
Stock issued during period, value	$ 1,000,000	$ 1,000,000
Share Exchange Agreement [Member] | Restricted Common Stock [Member] | Graphene Holdings, LLC [Member]
Stock issued during period, shares	125,000	125,000
Share Exchange Agreement [Member] | Restricted Common Stock [Member] | Graphene Holdings, LLC [Member] | Minimum [Member]
Stock issued during period, value	$ 25,000,000	$ 25,000,000
Share Exchange Agreement [Member] | PPE Brickell Supplies, LLC [Member]
Number of units purchased	25	25
Purchase units, description	On May 20, 2020 (the "Effective Date"), Edison Nation, Inc. (the "Company") entered into an Agreement and Plan of Share Exchange (the "Share Exchange Agreement") with PPE Brickell Supplies, LLC, a Florida limited liability company ("PPE"), and Graphene Holdings, LLC, a Wyoming limited liability company ("Graphene", and together with PPE, the "Sellers"), whereby the Company purchased 25 membership units of Global Clean Solutions, LLC, a Nevada limited liability company ("Global") from each of PPE and Graphene, for a total of fifty (50) units, representing fifty percent (50%) of the issued and outstanding units of Global (the "Purchase Units").	On May 20, 2020 (the "Effective Date"), Edison Nation, Inc. (the "Company") entered into an Agreement and Plan of Share Exchange (the "Share Exchange Agreement") with PPE Brickell Supplies, LLC, a Florida limited liability company ("PPE"), and Graphene Holdings, LLC, a Wyoming limited liability company ("Graphene", and together with PPE, the "Sellers"), whereby the Company purchased 25 membership units of Global Clean Solutions, LLC, a Nevada limited liability company ("Global") from each of PPE and Graphene, for a total of fifty (50) units, representing fifty percent (50%) of the issued and outstanding units of Global (the "Purchase Units").
Share Exchange Agreement [Member] | PPE Brickell Supplies, LLC [Member] | Restricted Common Stock [Member]
Stock issued during period, shares	250,000	250,000
Common stock, par value	$ 0.001	$ 0.001
Stock issued during period, value	$ 100,000	$ 699,000
Share Exchange Agreement [Member] | PPE Brickell Supplies, LLC [Member] | Restricted Common Stock [Member] | Minimum [Member]
Stock issued during period, shares	100,000	100,000
Stock issued during period, value	$ 10,000,000	$ 10,000,000
Amended Limited Liability Company Agreement of Global [Member]
Ownership percentage					50.00%
Amended Limited Liability Company Agreement of Global [Member] | Graphene Holdings, LLC [Member]
Ownership percentage			25.00%		25.00%
Amended Limited Liability Company Agreement of Global [Member] | PPE Brickell Supplies, LLC [Member]
Ownership percentage			25.00%		25.00%
Amended Limited Liability Company Agreement of Global [Member] | Edison Nation Holdings, LLC [Member]
Ownership percentage			50.00%
Secured Line of Credit Agreement [Member]
Revolving credit loan amount			$ 2,500,000
Interest rate			3.00%
Debt interest description			In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the "Default Interest").
Secured Line of Credit Agreement [Member] | Global Clean Solutions, LLC and PPE Brickell Supplies, LLC [Member]
Interest rate	3.00%	3.00%
Debt maturity date description	Maturity date of six (6) months	Maturity date of six (6) months
Debt interest description	In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the "Default Interest").	In the event of a default, any and all amounts due to PPE by Global, including principal and accrued but unpaid interest, shall increase by forty (40%) percent and the interest shall increase to five (5%) percent (the "Default Interest").
Secured Line of Credit Agreement [Member] | Global Clean Solutions, LLC and PPE Brickell Supplies, LLC [Member] | Minimum [Member]
Revolving credit loan amount	$ 2,500,000	$ 2,500,000
Security Agreement [Member] | PPE Brickell Supplies, LLC [Member] | Borrower [Member]
Common stock placed for reverse shares	1,800,000	1,800,000